Document And Entity Information	May 03, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 03, 2024
Entity Registrant Name	Cineverse Corp.
Entity Central Index Key	0001173204
Entity Emerging Growth Company	false
Entity File Number	001-31810
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	22-3720962
Entity Address, Address Line One	24 W. 35th St.
Entity Address, Address Line Two	Suite 500 #947
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	206-8600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	CNVS
Security Exchange Name	NASDAQ